Related Party Balances and Transactions - Schedule of Relationships with Related Parties (Details)	6 Months Ended
Jun. 30, 2025
Mr. Shek Kin Pong [Member]
Schedule of Relationships with Related Parties [Line Items]
Relationship	Chairman and Executive Director and Controlling Shareholder of the Company